Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Leases [Abstract]
Operating lease liabilities, current	¥ 1,843	$ 252	¥ 1,750
Operating lease liabilities, non current	¥ 4,137	$ 567	¥ 5,980